Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 96.8%
Argentina 2.5%
Globant SA*	60,326	13,143,225
MercadoLibre, Inc.*	2,140	2,907,554
(Cost $6,452,640)		16,050,779
Australia 0.2%
Appen Ltd. (Cost $2,411,303)	112,337	1,164,964
Brazil 1.7%
Magazine Luiza SA	1,047,365	4,029,788
Pagseguro Digital Ltd. "A"* (a)	140,799	6,914,639
(Cost $7,104,356)		10,944,427
Canada 7.1%
Agnico Eagle Mines Ltd. (a)	116,500	8,253,451
Alimentation Couche-Tard, Inc. "B"	177,200	6,396,523
Brookfield Asset Management, Inc. "A" (a)	461,250	22,936,392
Canadian National Railway Co.	72,430	8,071,114
(Cost $19,498,175)		45,657,480
China 6.9%
Alibaba Group Holding Ltd. (ADR)*	54,343	11,627,228
Dada Nexus Ltd. (ADR)*	17,597	442,213
Minth Group Ltd.	490,633	2,092,386
New Oriental Education & Technology Group, Inc. (ADR)*	378,500	3,872,055
Ping An Healthcare and Technology Co., Ltd. 144A* (a)	69,900	820,451
Ping An Insurance (Group) Co. of China Ltd. "H"	1,042,500	11,343,129
Tencent Holdings Ltd.	177,100	14,124,281
(Cost $24,722,244)		44,321,743
France 12.2%
Capgemini SE	41,400	7,728,055
Cie de Saint-Gobain*	99,600	6,676,847
LVMH Moet Hennessy Louis Vuitton SE	22,911	18,266,894
Orpea SA*	34,880	4,371,932
Schneider Electric SE	15,336	2,426,719
SMCP SA 144A*	236,037	2,075,306
Teleperformance	32,267	12,413,389
TOTAL SE	188,000	8,714,198
VINCI SA	86,539	9,833,184
Vivendi SA	170,665	6,202,494
(Cost $53,189,170)		78,709,018
Germany 13.5%
adidas AG	10,230	3,732,285
Allianz SE (Registered)	44,250	11,658,236
Auto1 Group SE 144A*	52,851	2,837,852

BASF SE	79,600	6,488,607
Brenntag SE	51,200	4,829,728
Deutsche Boerse AG	74,000	12,098,630
Deutsche Post AG (Registered)	75,600	5,158,567
Evonik Industries AG	200,920	7,186,577
Evotec SE*	127,160	5,630,567
Fresenius Medical Care AG & Co. KGaA	57,630	4,606,104
KION Group AG	19,200	2,052,509
MYT Netherlands Parent BV (ADR)* (a)	88,050	2,773,575
SAP SE	47,000	6,524,441
TeamViewer AG 144A*	225,823	8,938,897
Wacker Chemie AG	15,000	2,509,288
(Cost $71,465,996)		87,025,863
Hong Kong 1.5%
Techtronic Industries Co., Ltd. (Cost $1,053,773)	517,001	9,545,413
Ireland 3.3%
Experian PLC	331,600	12,733,951
Kerry Group PLC "A"	64,070	8,665,286
(Cost $11,602,133)		21,399,237
Israel 0.6%
Kornit Digital Ltd.* (Cost $3,347,030)	34,515	3,596,463
Japan 9.4%
Daikin Industries Ltd.	54,900	10,833,085
Fast Retailing Co., Ltd.	9,600	7,818,358
Hoya Corp.	83,000	10,878,162
Kao Corp.	36,900	2,256,329
Keyence Corp.	25,400	12,497,014
Lasertec Corp.	15,500	2,916,248
MISUMI Group, Inc.	122,489	3,937,906
Shimadzu Corp.	139,900	4,900,142
Shiseido Co., Ltd.	64,200	4,649,208
(Cost $35,660,107)		60,686,452
Korea 2.3%
LG Chem Ltd.	2,850	2,100,851
Samsung Electronics Co., Ltd.	174,561	12,647,640
(Cost $9,988,759)		14,748,491
Luxembourg 1.1%
Eurofins Scientific SE* (Cost $1,415,694)	64,700	6,983,779
Netherlands 9.0%
Adyen NV 144A*	2,741	6,336,301
Airbus SE*	33,602	4,382,680
ASML Holding NV	17,200	11,509,266
ING Groep NV	534,868	7,417,076
Koninklijke DSM NV	38,880	7,164,940
Koninklijke Philips NV	161,184	9,071,703
NXP Semiconductors NV	35,760	7,560,379
Prosus NV	40,959	4,252,862
(Cost $39,324,473)		57,695,207

Singapore 2.2%
DBS Group Holdings Ltd. (Cost $9,563,255)	611,400	13,895,665
Sweden 3.3%
Assa Abloy AB "B"	126,600	3,892,847
Hexagon AB "B"	243,873	3,477,323
Nobina AB 144A*	685,500	6,896,636
Spotify Technology SA*	28,000	6,763,960
(Cost $12,002,297)		21,030,766
Switzerland 7.0%
Alcon, Inc.	20,948	1,457,982
Lonza Group AG (Registered)	25,000	16,103,910
Nestle SA (Registered)	112,558	13,862,347
Roche Holding AG (Genusschein)	25,600	8,905,958
Zur Rose Group AG* (a)	13,100	4,896,924
(Cost $21,047,421)		45,227,121
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,056,354)	670,000	14,489,766
United Kingdom 3.3%
Clarivate PLC*	182,000	5,467,280
Farfetch Ltd. "A"* (b)	87,700	4,063,141
Halma PLC	142,330	5,265,505
Rentokil Initial PLC	954,000	6,421,641
(Cost $15,413,382)		21,217,567
United States 7.5%
Activision Blizzard, Inc.	47,700	4,638,825
EPAM Systems, Inc.*	27,700	13,229,520
Marsh & McLennan Companies, Inc.	53,393	7,386,922
MasterCard, Inc. "A"	19,842	7,154,628
NVIDIA Corp.	10,743	6,980,587
Schlumberger NV	83,604	2,619,313
Thermo Fisher Scientific, Inc.	14,000	6,573,000
(Cost $15,482,822)		48,582,795
Total Common Stocks (Cost $364,801,384)		622,972,996

Preferred Stocks 1.0%
Germany
Sartorius AG (Cost $3,516,414)	13,220	6,547,259

Other Investments 0.7%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	4,621,059

Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $17,705,657)	17,705,657	17,705,657

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.003% (c) (Cost $5,124,749)	5,124,749	5,124,749

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $391,148,204)	102.1	656,971,720
Other Assets and Liabilities, Net	(2.1)	(13,583,620)
Net Assets	100.0	643,388,100
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 are as follows:
Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
856,135	16,849,522 (e)	—	—	—	42,502	—	17,705,657	17,705,657
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.003% (c)
18,294,365	54,274,468	67,444,084	—	—	4,003	—	5,124,749	5,124,749
19,150,500	71,123,990	67,444,084	—	—	46,505	—	22,830,406	22,830,406
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $11,106,310, which is 1.7% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $197,436.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At May 31, 2021 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Information Technology	153,378,540	24%
Industrials	119,169,959	19%
Financials	86,736,050	14%
Health Care	81,950,807	13%
Consumer Discretionary	70,791,497	11%
Consumer Staples	40,726,617	6%
Materials	38,324,773	6%
Communication Services	31,729,560	5%
Energy	11,333,511	2%
Total	634,141,314	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$16,050,779	$—	$—	$16,050,779
Australia	1,164,964	—	—	1,164,964
Brazil	10,944,427	—	—	10,944,427
Canada	45,657,480	—	—	45,657,480
China	44,321,743	—	—	44,321,743
France	78,709,018	—	—	78,709,018
Germany	87,025,863	—	—	87,025,863
Hong Kong	9,545,413	—	—	9,545,413
Ireland	21,399,237	—	—	21,399,237
Israel	3,596,463	—	—	3,596,463
Japan	60,686,452	—	—	60,686,452
Korea	14,748,491	—	—	14,748,491
Luxembourg	6,983,779	—	—	6,983,779
Netherlands	57,695,207	—	—	57,695,207
Singapore	13,895,665	—	—	13,895,665
Sweden	21,030,766	—	—	21,030,766
Switzerland	45,227,121	—	—	45,227,121
Taiwan	14,489,766	—	—	14,489,766
United Kingdom	21,217,567	—	—	21,217,567
United States	48,582,795	—	—	48,582,795
Preferred Stocks	6,547,259	—	—	6,547,259
Other Investments	4,621,059	—	—	4,621,059
Short-Term Investments (a)	22,830,406	—	—	22,830,406
Total	$656,971,720	$—	$—	$656,971,720
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH3
R-080548-1 (1/23)